Expense Example - R2 R3 R4 R5 R6 Shares - JPMorgan Equity Income Fund	Class R2 1 Year	Class R2 3 Years	Class R2 5 Years	Class R2 10 Years	Class R3 1 Year	Class R3 3 Years	Class R3 5 Years	Class R3 10 Years	Class R4 1 Year	Class R4 3 Years	Class R4 5 Years	Class R4 10 Years	Class R5 1 Year	Class R5 3 Years	Class R5 5 Years	Class R5 10 Years	Class R6 1 Year	Class R6 3 Years	Class R6 5 Years	Class R6 10 Years
USD ($)	124	387	670	1,477	98	306	531	1,178	72	224	390	871	57	179	313	701	47	148	258	579